Other Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Disclosure Of Other Current And Non Current Assets [Line Items]
Money held in escrow for:	$ 19,663	$ 5,081
Rental guarantees	69	14
Other financial asset measured at FVPL	94	24,512
Other assets	19,826	29,607
Other financial asset measure as FVPL	6,086	5,614
Other assets	6,086	5,614
Banks requirements
Disclosure Of Other Current And Non Current Assets [Line Items]
Money held in escrow for:	18,023	3,646
Processors and Others Requirements
Disclosure Of Other Current And Non Current Assets [Line Items]
Money held in escrow for:	1,640	1,427
Credit Card Requirements
Disclosure Of Other Current And Non Current Assets [Line Items]
Money held in escrow for:	$ 0	$ 8